Subsequent events	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Oct. 31, 2022	Dec. 31, 2022	Jul. 31, 2022
Subsequent Events [Abstract]
Subsequent events

Note 16 – Subsequent events

The Company evaluated all events and transactions that occurred after March 31, 2023 up through the date the Company issued these unaudited condensed consolidated financial statements. Other than the event disclosed below, there was no other subsequent event occurred that would require recognition or disclosure in the Company’s unaudited condensed consolidated financial statements.

On April 24, 2023, James Tan loaned the Company an additional $332,750 (the “Tan Second Loan”) at 8% interest per annum, which matures on the earlier of June 30, 2023 or within seven days of the Company receiving the proceeds from the sales of securities in the private placement (the “Private Placement”). Pursuant to the terms of the Tan Second Loan, the Company agreed to issue to James Tan a new promissory note in the principal amount of $145,450 dated April 24, 2023 (the “Tan First Loan”) to replace the Initial Tan Loan. The Tan First Loan contained the same payment terms as the Tan Second Loan.

On May 15, 2023, James Tan entered into a third loan agreement with the Company pursuant to which James Tan agreed to loan the Company an additional $22,500 (the “Tan Third Loan”), provided that the Company issued a new promissory note to James Tan in the principal amount of $700,000 (the “Tan 2023 Note”) to replace the James Tan’s convertible note balance as of December 31, 2022 (see note 8) (the “Tan 2022 Note”). The Tan Third Loan would bear interest at 8% per annum, and would be repaid upon the earlier of June 30, 2023 or within seven days of the Company receiving the proceeds from the sales of securities in the Private Placement.

On May 15, 2023, the Company issued to James Tan the Tan 2023 Note to replace the Tan 2022 Note. The Tan 2023 Note was an interest-free convertible promissory note in the aggregate principal amount of $700,000. On May 15, 2023, James Tan elected to convert the entire unpaid principal in the amount of $700,000 of the Tan 2023 Note into ordinary shares of the Company at $1.00 per share in accordance with the terms of the Tan 2023 Note. On May 16, 2023, the Company issued to James Tan 700,000 ordinary shares in full satisfaction of the Tan 2023 Note. Pursuant to the terms of the Tan 2023 Note, the Company has agreed to register the 700,000 ordinary shares for resale. The Company refers to these 700,000 restricted ordinary shares as the “Converted Shares.” This conversion is likely resulted in modification of the convertible notes as the five-day VWAP Price of the Company’s ordinary shares immediately preceding the conversion date is higher than $1.00 and reduced the carrying amount of the convertible debt instrument with a corresponding increase in additional paid-in capital.

On May 16, 2023, the Company signed settlement agreement (“Settlement Agreement”) with James Tan, pursuant to which the Company agreed to issue to James Tan an aggregate of 478,200 restricted ordinary shares of the Company in full satisfaction of all obligations of the Company under the Tan First Loan and the Tan Second Loan.

On May 16, 2023, the Company signed settlement agreements (“Settlement Agreements 2”) with two third parties, Shine Link, and Menora, and a related party, 8i Holding, pursuant to which the Company agreed to issue to Shine Link, Menora, and 8i Holding 87,500, 119,000, and 82,600 restricted ordinary shares of the Company, respectively, in full satisfaction of all obligations of the Company under the convertible notes balance set forth in Note 8 from Shine Link, Menora, and 8i Holding. These conversions are likely resulted in modification of the convertible notes as the five-day VWAP Price of the Company’s ordinary shares immediately preceding the conversion date is higher than $1.00 and reduced the carrying amount of the convertible debt instrument with a corresponding increase in additional paid-in capital.

On May 16, 2023, the Company signed settlement agreement (“Chen Settlement Agreement”) with Kelvin Chen, the CEO of the Company, pursuant to which the Company agreed to issue to Kelvin Chen an aggregate of 850,306 restricted ordinary shares of the Company in full satisfaction of Kelvin Chen’s claim for an aggregate amount of $850,306 provided to KRHSG from time to time since inception. Upon issuance of the restricted ordinary shares, the balance own to Kelvin Chen reduced to nil. In order to comply with Nasdaq’s shareholder approval requirement for issuance of stock to an executive officer of a company pursuant to Nasdaq Listing Rule 5635(c), the Company and Dr. Chen amended the Chen Settlement Agreement by entering into a Supplemental Agreement (the “Supplemental Agreement”) on June 6, 2023, so that the shares issued to Dr. Chen would be issued at a per share price not less than the closing bid price of $1.47 per share on May 15, 2023, the day prior to the execution of the Chen Settlement Agreement. Pursuant to the Supplemental Agreement, Dr. Chen has agreed to release and discharge KRHSG of all claims in return for 578,439 ordinary shares at $1.47 per share, the closing bid price of EUDA ordinary shares on May 15, 2023. Dr. Chen has agreed to forfeit and surrender 271,867 ordinary shares of the 850,306 ordinary shares issued to him on May 16, 2023.

Between May 16 and May 22, 2023, the Company issued and sold to eight accredited investors an aggregate of 940,000 ordinary shares (the “Placement Shares”) at $1.00 per share for an aggregate to purchase price of $940,000 in a private placement in reliance upon the exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”), and Rule 506 promulgated thereunder.

On June 8, 2023, the Company and the Seller 1 and Seller 2 (together, the “ Sellers”) entered into amendments to the Prepaid Forward Agreements (together, the “Amendments”), to amend the definition of “Maturity Consideration,” such that, Maturity Consideration shall consist of 800,000 ordinary shares of the Company to be issued to the Sellers by the Company. Pursuant to the Prepaid Forward Agreements, the maturity date of the Prepaid Forward Transaction 1 and 2 (together, the “Prepaid Forward Transactions”) (the “Maturity Date”) may be accelerated by the Sellers after any occurrence wherein during any 30 consecutive trading-day period, the dollar volume-weighted average price of Company’s ordinary shares for 20 trading days is less than $3.00 per share. Pursuant to the Amendments, the parties agreed that the Prepaid Forward Transactions shall be accelerated as of the date of the Amendments, and accordingly, the 800,000 ordinary shares (or 1,600,000 ordinary shares in the aggregate), became immediately due and payable to the Sellers upon execution of the Amendments. The Amendments provide the Sellers with registration rights for the ordinary shares issuable as Maturity Consideration, and also prohibit the Sellers from selling such ordinary shares on any exchange business day in an amount greater than 15% of the daily trading volume of the Company’s ordinary shares on such day. In addition, as of June 8, 2023 (the “Maturity Date”), the Sellers became entitled to retain (a) the remaining prepayment amount paid from the Company’s trust account to the Sellers upon consummation of the Company’s business combination, and (b) the remaining ordinary shares held by each Seller that were subject to the Prepaid Forward Transactions. Pursuant to the Amendments, no other fees, consideration or other amounts are due to the Seller or the Company upon the Maturity Date.

Note 9 - Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to November 21, 2022, the date the unaudited condensed financial statements were available to be issued. Based upon the review, except as disclosed below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

Redemption of Ordinary Shares

As of November 14, 2022, the end of the redemption period for the Ordinary Shares issued as part of the units in the Company’s IPO consummated on November 24, 2021, an aggregate of 6,033,455 Ordinary Shares were tendered for redemption in connection with the Special Meeting. The final redemption price was $10.0837 per share redeemed with the total redemption value of approximately $60.8 million.

Forward Purchase Agreement

On November 1, 2022, the Company and Greentree Financial Group, Inc., a Florida corporation “Greentree”) entered into an agreement (the “Forward Purchase Agreement”) pursuant to which, among other things, (a) Greentree intends, but is not obligated, to purchase the Company’s Ordinary Shares, after the date of the Forward Purchase Agreement from holders of the Ordinary Shares, other than the Company or its affiliates, who have redeemed their Ordinary Shares or indicated an interest in redeeming the Ordinary Shares they hold pursuant to the redemptions rights set forth in the Company’s Current Charter in connection with the Business Combination; and (b) Greentree has agreed to waive any redemption rights in connection with the Business Combination with respect to any Ordinary Shares it purchases in accordance with the Forward Purchase Agreement. Such waiver by Greentree may reduce the number of Ordinary Shares redeemed in connection with the Share Purchase, which reduction could alter the perception of the potential strength of the Business Combination transaction contemplated by the SPA. To the extent Greentree purchases the Company’s Ordinary Shares in accordance with the Forward Purchase Agreement, Greentree may elect to sell and transfer to the Company, and the Company has agreed to purchase, in the aggregate up to 125,000 Ordinary Shares (the “Investor Shares”) then held by Greentree on the sixty (60) day anniversary of the date of the closing of the Share Purchase, and pay Greentree at a price of $10.41 per Investor Share (the “Investor Shares Purchase Price”), out of the funds held in the Trust Account, the Escrowed Funds.

On November 9, 2022, 8i and Greentree entered into a Termination Agreement terminating the Forward Purchase Agreement.

Prepaid Forward Agreements

On November 9, 2022, the Company, EUDA and certain institutional investor (the “Seller 1”) entered into an agreement (the “Prepaid Forward Agreement 1”) for an equity prepaid forward transaction (the “Prepaid Forward Transaction 1”). Pursuant to the terms of the Prepaid Forward Agreement 1, Seller 1 may (i) purchase through a broker in the open market, from holders of Shares (as defined below) other than the Company or affiliates thereof, the Company’s ordinary shares, no par value, (the “Shares”), or (ii) reverse Seller 1’s prior exercise of redemption rights as to Shares in connection with the Business Combination (all such purchased or reversed Shares, the “Recycled Shares 1”). While Seller 1 has no obligation to purchase any Shares under the Prepaid Forward Agreement 1, the aggregate total Recycled Shares 1 that may be purchased or reversed under the Prepaid Forward Agreement 1 shall be no more than 1,400,000 shares. Seller 1 agreed to hold the Recycled Shares 1, for the benefit of (a) the Company until the closing of the Business Combination (the “Closing”) and (b) EUDA after the Closing (each a “Counterparty”). Seller 1 also may not beneficially own greater than 9.9% of issued and outstanding Shares following the Business Combination.

On November 13, 2022, the Company, EUDA Health and certain institutional investor (the “Seller 2”) entered into another agreement (the “Prepaid Forward Agreement 2”) for an equity prepaid forward transaction (the “Prepaid Forward Transaction 2”). Pursuant to the terms of the Prepaid Forward Agreement 2, Seller 2 may (i) purchase through a broker in the open market, from holders of Shares (as defined below) other than the Company or affiliates thereof, the Company’s Shares, or (ii) reverse Seller 2’s prior exercise of redemption rights as to Shares in connection with the Business Combination (all such purchased or reversed Shares, the “Recycled Shares 2”). While Seller 2 has no obligation to purchase any Shares under the Prepaid Forward Agreement 2, the aggregate total Recycled Shares 2 that may be purchased or reversed under the Prepaid Forward Agreement 2 shall be no more than 1,125,000 shares. Seller 2 agreed to hold the Recycled Shares 2 for the benefit of (a) the Company until the closing of the Business Combination (the “Closing”) and (b) EUDA after the Closing (each a “Counterparty”). Seller 2 also may not beneficially own greater than 9.9% of issued and outstanding Shares following the Business Combination.

Waiver Agreement to the SPA

On each of November 7, 2022 and November 15, 2022, 8i and the Seller entered into a Waiver Agreement (the “Waiver Agreements”) waiving among other things, the following conditions to closing of the SPA (the “Closing”), effective as of the date of Closing:

●	that United Overseas Bank Limited has consented in writing to the consummation of the SPA under each of the Banking Facility Agreement dated August 21, 2019 between Kent Ridge Healthcare Singapore Private Limited (formerly known as Sheares HMO Private Limited) and United Overseas Bank Limited and the Deed of Debenture dated October 16, 2019 between Kent Ridge Healthcare Singapore Private Limited and United Overseas Bank Limited;
●	that Funding Societies Private Limited has consented in writing to the consummation of the Transaction under the Note issuance agreement (bolt term financing) dated February 23, 2022, along with the investment note certificate dated February 24, 2022 representing the aggregate value of SGD100,000 between Kent Ridge Healthcare Singapore Private Limited as issuer, Chen Weiwen Kelvin as guarantor, Funding Societies Private Limited as an agent acting on behalf of the investors, and DBS Bank Limited Singapore as escrow agent;
●	that EUDA will have aggregate cash equal to or exceed $10.0 million immediately prior to Closing;
●	that certain designees of the Seller, who will receive an aggregate of 1,000,000 ordinary shares of the Company at Closing will be required to sign the Lock-Up Agreement; and
●	that Kent Ridge Health Private Limited shall have irrevocably amended its organizational documents to remove “Kent Ridge” from its official name; and
●	that the Purchaser shall cause the Company to obtain and fully pay the premium for the “tail” insurance policies for the extension of the directors’ and officers’ liability coverage of the Company’s existing directors’ and officers’ insurance policy and the Company’s existing fiduciary liability insurance policies.

Settlement Agreements

On November 17, 2022, the Company executed a settlement agreement with one of its vendors (“Vendor 1”) reflecting the agreed terms of addition terms and fees of $300,000, which is set forth in a Promissory Note (“Note 1”) with maturity date on November 17, 2023 and subject to the terms and conditions of certain letter agreement. The Company shall issue 60,000 restricted ordinary shares to the Vendor 1 at an assumed price of $5.00 per Share. In the event that the Note 1 is paid in full, the Vendor 1 shall return all 60,000 shares to the Company for cancellation. If any shares sold prior to the maturity date of the Note 1, it shall reduce the amount due and owing under the Note 1. In the event the principal amount of $300,000 is not paid in full on or prior to November 17, 2023, such amounts shall automatically be converted into the Company’s ordinary shares with conversion price using the five day volume-weighted average price of the Company’s ordinary shares immediately preceding November 17, 2023.

Promissory Notes

On November 17, 2022, the Company executed a convertible promissory note in the principal amount of $2,113,125 due on November 17, 2023 with one of its vendors. In the event the principal amount is not paid in full on or prior to November 17, 2023, such amounts shall automatically be converted into the Company’s ordinary shares with conversion price of $5.00 per share.

On November 17, 2022, the Company executed a promissory note (“Note 2”) in the principal amount of $170,000 due on February 15, 2023 with one of EUDA’s vendors. Note 2 shall bear no interest. From and after February 15, 2023, if any amount payable is not paid when due, such Note 2 will bear a 15% interest rate per annum until paid in full.

On November 17, 2022, the Company executed a convertible promissory note in the principal amount of $82,600 due on November 17, 2023 with the Company’s Sponsor. In the event the principal amount is not paid in full on or prior to November 17, 2023, such amount shall automatically be converted into the Company’s ordinary shares with conversion price using the five day volume-weighted average price of the Company’s ordinary shares immediately preceding November 17, 2023.

On November 17, 2022, the Company executed a convertible promissory note in the principal amount of $87,500 due on November 17, 2023 with one of EUDA Health’s vendors. In the event the principal amount is not paid in full on or prior to November 17, 2023, such amounts shall automatically be converted into the Company’s ordinary shares with conversion price using the five day volume-weighted average price of the Company’s ordinary shares immediately preceding November 17, 2023.

On November 17, 2022, the Company executed a convertible promissory note in the principal amount of $119,000 due on November 17, 2023 with one of EUDA Health’s vendors. In the event the principal amount is not paid in full on or prior to November 17, 2023, such amount shall automatically be converted into the Company’s ordinary shares with conversion price using the five day volume-weighted average price of the Company’s ordinary shares immediately preceding November 17, 2023.

On November 17, 2022, the Company executed a convertible promissory note in the principal amount of $700,000 due on November 17, 2023 with Mr. Meng Dong (James) Tan, the Company’s former Chief Executive Officer and Chairman of the Company’s board of directors. In the event the principal amount is not paid in full on or prior to November 17, 2023, such amount shall automatically be converted into the Company’s ordinary shares with conversion price using the five day volume-weighted average price of the Company’s ordinary shares immediately preceding November 17, 2023.

Completion of the Business Combination

On November 17, 2022, the Company completed the closing of the Business Combination with EUDA Health.

Note 22 – Subsequent events

The Company evaluated all events and transactions that occurred after December 31, 2022 up through the date the Company issued these consolidated financial statements.

On January 9, 2023, James Tan, who is the former Chief Executive officer of 8i loaned the Company for an amount of $145,450 (the “Initial Tan Loan”) at 8% interest per annum and was to be repaid by March 31, 2023. The Initial Tan Loan was not timely repaid by March 31, 2023 and was replaced as disclosed below.

On February 2, 2023, the Company entered into a loan agreement (“Agreement”) with Alfred Lim, the independent director of the Company, pursuant to which Alfred Lim granted a loan amounted to $128,750 to the Company at 8% interest per annum. The loan was due on March 31, 2023. On March 31, 2023 the Company further extended the maturity date of such loan to December 31, 2023.

On April 24, 2023, James Tan loaned the Company an additional $332,750 (the “Tan Second Loan”) at 8% interest per annum, which matures on the earlier of June 30, 2023 or within seven days of the Company receiving the proceeds from the sales of securities in the private placement (the “Private Placement”). Pursuant to the terms of the Tan Second Loan, the Company agreed to issue to James Tan a new promissory note in the principal amount of $145,450 dated April 24, 2023 (the “Tan First Loan”) to replace the Initial Tan Loan. The Tan First Loan contained the same payment terms as the Tan Second Loan.

On May 15, 2023, James Tan entered into a third loan agreement with the Company pursuant to which James Tan agreed to loan the Company an additional $22,500 (the “Tan Third Loan”), provided that the Company issued a new promissory note to James Tan in the principal amount of $700,000 (the “Tan 2023 Note”) to replace the James Tan’s convertible note balance as of December 31, 2023 (see note 13) (the “Tan 2022 Note”). The Tan Third Loan would bear interest at 8% per annum, and would be repaid upon the earlier of June 30, 2023 or within seven days of the Company receiving the proceeds from the sales of securities in the Private Placement.

On May 15, 2023, the Company issued to James Tan the Tan 2023 Note to replace the Tan 2022 Note. The Tan 2023 Note was an interest-free convertible promissory note in the aggregate principal amount of $700,000. On May 15, 2023, James Tan elected to convert the entire unpaid principal in the amount of $700,000 of the Tan 2023 Note into ordinary shares of the Company at $1.00 per share in accordance with the terms of the Tan 2023 Note. On May 16, 2023, the Company issued to James Tan 700,000 ordinary shares in full satisfaction of the Tan 2023 Note. Pursuant to the terms of the Tan 2023 Note, the Company has agreed to register the 700,000 ordinary shares for resale. The Company refers to these 700,000 restricted ordinary shares as the “Converted Shares.” This conversion is likely resulted in modification of the convertible notes as the five-day VWAP Price of the Company’s ordinary shares immediately preceding the conversion date is higher than $1.00 and reduced the carrying amount of the convertible debt instrument with a corresponding increase in additional paid-in capital.

On May 16, 2023, the Company signed settlement agreement (“Settlement Agreement”) with James Tan, pursuant to which the Company agreed to issue to James Tan an aggregate of 478,200 restricted ordinary shares of the Company in full satisfaction of all obligations of the Company under the Tan First Loan and the Tan Second Loan.

On May 16, 2023, the Company signed settlement agreements (“Settlement Agreements 2”) with two third parties, Shine Link, and Menora, and a related party, 8i Holding, pursuant to which the Company agreed to issue to Shine Link, Menora, and 8i Holding 87,500, 119,000, and 82,600 restricted ordinary shares of the Company, respectively, in full satisfaction of all obligations of the Company under the convertible notes balance set forth in Note 13 from Shine Link, Menora, and 8i Holding. These conversions are likely resulted in modification of the convertible notes as the five-day VWAP Price of the Company’s ordinary shares immediately preceding the conversion date is higher than $1.00 and reduced the carrying amount of the convertible debt instrument with a corresponding increase in additional paid-in capital.

On May 16, 2023, the Company signed settlement agreement (“Chen Settlement Agreement”) with Kelvin Chen, the CEO of the Company, pursuant to which the Company agreed to issue to Kelvin Chen an aggregate of 850,306 restricted ordinary shares of the Company in full satisfaction of Kelvin Chen’s claim for an aggregate amount of $850,306 provided to KRHSG from time to time since inception. Upon issuance of the restricted ordinary shares, the balance own to Kelvin Chen reduced to nil. In order to comply with Nasdaq’s shareholder approval requirement for issuance of stock to an executive officer of a company pursuant to Nasdaq Listing Rule 5635(c), the Company and Dr. Chen amended the Chen Settlement Agreement by entering into a Supplemental Agreement (the “Supplemental Agreement”) on June 6, 2023, so that the shares issued to Dr. Chen would be issued at a per share price not less than the closing bid price of $1.47 per share on May 15, 2023, the day prior to the execution of the Chen Settlement Agreement. Pursuant to the Supplemental Agreement, Dr. Chen has agreed to release and discharge KRHSG of all claims in return for 578,439 ordinary shares at $1.47 per share, the closing bid price of EUDA ordinary shares on May 15, 2023. Dr. Chen has agreed to forfeit and surrender 271,867 ordinary shares of the 850,306 ordinary shares issued to him on May 16, 2023.

Between May 16 and May 22, 2023, the Company issued and sold to eight accredited investors an aggregate of 940,000 ordinary shares (the “Placement Shares”) at $1.00 per share for an aggregate to purchase price of $940,000 in a private placement in reliance upon the exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”), and Rule 506 promulgated thereunder.

On June 8, 2023, the Company and the Seller 1 and Seller 2 (together, the “ Sellers”) entered into amendments to the Prepaid Forward Agreements (together, the “Amendments”), to amend the definition of “Maturity Consideration,” such that, Maturity Consideration shall consist of 800,000 ordinary shares of the Company to be issued to the Sellers by the Company. Pursuant to the Prepaid Forward Agreements, the maturity date of the Prepaid Forward Transaction 1 and 2 (together, the “Prepaid Forward Transactions”) (the “Maturity Date”) may be accelerated by the Sellers after any occurrence wherein during any 30 consecutive trading-day period, the dollar volume-weighted average price of Company’s ordinary shares for 20 trading days is less than $3.00 per share. Pursuant to the Amendments, the parties agreed that the Prepaid Forward Transactions shall be accelerated as of the date of the Amendments, and accordingly, the 800,000 ordinary shares (or 1,600,000 ordinary shares in the aggregate), became immediately due and payable to the Sellers upon execution of the Amendments. The Amendments provide the Sellers with registration rights for the ordinary shares issuable as Maturity Consideration, and also prohibit the Sellers from selling such ordinary shares on any exchange business day in an amount greater than 15% of the daily trading volume of the Company’s ordinary shares on such day. In addition, as of June 8, 2023 (the “Maturity Date”), the Sellers became entitled to retain (a) the remaining prepayment amount paid from the Company’s trust account to the Sellers upon consummation of the Company’s business combination, and (b) the remaining ordinary shares held by each Seller that were subject to the Prepaid Forward Transactions. Pursuant to the Amendments, no other fees, consideration or other amounts are due to the Seller or the Company upon the Maturity Date.

Note 9 - Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to August 29, 2022, the date the financial statements was available to be issued. Based upon the review, except as disclosed below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.

On August 16, 2022, the Company entered into a promissory note with Mr. Tan for $200,000 (the “August Note”, together with the January Note and the March Note, collectively, the “Promissory Notes”). The Promissory Notes were non-interest bearing and payable promptly after the date on which the Company consummates an Initial Business Combination.